Summary of Signification Accounting Policies (Details) - Schedule of Disaggregation Information of Revenues - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 61,686,170	$ 44,560,418	$ 22,295,682
Percentage of total revenue	100.00%	100.00%	100.00%
Food and Beverage [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 25,716,683	$ 14,024,908	$ 11,352,854
Percentage of total revenue	42.00%	32.00%	51.00%
Fresh produce [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 19,375,772	$ 21,254,818	$ 8,800,647
Percentage of total revenue	31.00%	48.00%	39.00%
Lifestyle and other personal care items [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 1,932,630	$ 2,846,407	$ 2,142,181
Percentage of total revenue	3.00%	6.00%	10.00%
Packaged-tour [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 14,661,085	$ 6,434,285
Percentage of total revenue	24.00%	14.00%